Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes
	For the years ended June 30,
	2021	2020	2019
PRC	$14,814,221	$9,266,586	$6,082,916
Non-PRC	(6,493,761)	(5,559,127)	(9,183,561)
	$8,320,460	$3,707,459	$(3,100,645)

Schedule of statutory rate to the company's effective tax rate
	For the years ended June 30,
	2021	2020	2019
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	19.1%	36.8%	(70.7)%
Effect of tax rate changes on deferred taxes	(0.5)%	4.5%	3.6%
Effect of PRC preferential tax rate and tax holidays	(5.3)%	(7.8)%	7.0%
Research and development credits	(28.9)%	(52.4)%	53.4%
Withholding tax	11.7%	-	-
Intercompany transfers	7.5%	-	-
Tax receivable	-	-	5.8%
Deferred tax	(0.3)%	(0.1)%	(12.8)%
Change in valuation allowances	(16.7)%	12.1%	(17.0)%
Others	3.5%	4.4%	(0.3)%
Effective tax rate	15.1%	22.5%	(6.0)%

Schedule of provision (benefit) for income tax
	For the years ended June 30,
	2021	2020	2019
Current income tax	$1,670,733	$662,704	$86,506
Deferred income tax	(413,609)	172,740	100,109
Total provision for income tax expenses	$1,257,124	$835,444	$186,615

Schedule of the deferred tax assets and liabilities
	As of June 30,
	2021	2020
Deferred tax assets:
Net operating loss carry forwards	$611,315	$1,589,884
Accrued expenses	181,730	150,184
Share of investee’s loss	12,823	7,123
Others	93,385	86,061
Valuation allowances	(291,480)	(1,630,005)
Total deferred tax assets	$607,773	$203,247

Deferred tax liabilities:
Intangible assets	$154,022	$160,911
Share of investee’s income	1,011	2,252
Total deferred tax liabilities	$155,033	$163,163

Schedule of unrecognized tax benefit
	2021	2020	2019
Balance at July 1	$194,939	$128,467	$-
Increase	1,139,596	228,358	128,467
Decrease	(47,149)	(157,906)	-
Foreign currency translation adjustment	46,222	(3,980)	-
Balance at June 30	$1,333,608	$194,939	$128,467

Schedule of taxes payable
	As of June 30,
	2021	2020

VAT payable	$770,853	$532,649
Corporate income tax payable	40,211	225,311
Withholding tax payable	275,208	194,747
Disability insurance fund payable	565,806	438,759
Other tax payables	62,931	35,148
Total tax payables	$1,715,009	$1,426,614